Accrued Expenses and Other Liabilities	6 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

11 - ACCRUED EXPENSES AND OTHER LIABILITIES

As of December 31, 2024 and June 30, 2024, accrued expenses and other liabilities consisted of the following:

	As of December 31, 2024	As of June 30, 2024
Accrued payroll and welfare	$965,614	$4,135,618
VAT and other taxes payable	584,763	601,034
Investment consideration payable	189,071	189,906
Accrued expenses	544,444	410,999
Interest payable	6,186	6,766
	$2,290,078	$5,344,323